Loans - Schedule of Amortized Cost Basis of Collateral-Dependent Loans by Portfolio Class (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Amortized Cost Basis [Member]
Residential real estate:
Loans individually evaluated for impairment	$ 2,783	$ 4,599
Ending allowance on collateral- dependent loans [Member]
Residential real estate:
Loans individually evaluated for impairment
Loans individually and Collectively Evaluated for Impairment [Member] | Amortized Cost Basis [Member] | One- to four-family [Member]
Residential real estate:
Loans individually evaluated for impairment	1,856	2,674
Loans individually and Collectively Evaluated for Impairment [Member] | Amortized Cost Basis [Member] | Nonresidential real estate [Member]
Residential real estate:
Loans individually evaluated for impairment	927	1,925
Loans individually and Collectively Evaluated for Impairment [Member] | Amortized Cost Basis [Member] | Commercial and Industrial [Member]
Residential real estate:
Loans individually evaluated for impairment
Loans individually and Collectively Evaluated for Impairment [Member] | Ending allowance on collateral- dependent loans [Member] | One- to four-family [Member]
Residential real estate:
Loans individually evaluated for impairment
Loans individually and Collectively Evaluated for Impairment [Member] | Ending allowance on collateral- dependent loans [Member] | Nonresidential real estate [Member]
Residential real estate:
Loans individually evaluated for impairment
Loans individually and Collectively Evaluated for Impairment [Member] | Ending allowance on collateral- dependent loans [Member] | Commercial and Industrial [Member]
Residential real estate:
Loans individually evaluated for impairment